CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Non-current assets
Intangible assets, net	$ 35,631	$ 36,387	$ 37,345	$ 36,687
Property, plant and equipment, net	117,889	116,240	114,694	116,153
Equity affiliates: investments and loans	44,663	39,123	38,090	36,657
Other investments	2,099	2,097	1,914	2,176
Non-current financial assets	2,702	2,877	3,270	2,691
Deferred income taxes	2,939	2,986	3,358	3,550
Other non-current assets	2,573	2,640	2,915	4,057
Total non-current assets	208,496	202,350	201,586	201,971
Current assets
Inventories, net	21,373	23,932	16,663	17,275
Accounts receivables, net	21,184	22,977	18,559	21,254
Other current assets	28,976	33,877	20,437	24,160
Current financial assets	4,039	4,173	3,332	5,183
Cash and cash equivalents	27,678	25,693	26,202	20,424
Assets classified as held for sale	2,015	1,560	4,276	2,550
Total current assets	105,265	112,212	89,469	90,846
TOTAL ASSETS	313,761	314,562	291,055	292,817
Shareholders' equity
Common shares	7,280	7,007	7,059	7,262
Paid-in surplus and retained earnings	139,898	133,317	125,860	128,103
Currency translation adjustment	(14,146)	(13,900)	(14,033)	(13,564)
Treasury shares	(4,624)	(3,883)	(4,003)	(5,159)
Total shareholders' equity - TotalEnergies share	128,408	122,541	114,883	116,642
Non-controlling interests	2,545	2,696	2,640	2,360
Total shareholders' equity	130,953	125,237	117,523	119,002
Non-current liabilities
Deferred income taxes	13,347	12,990	12,634	12,729
Employee benefits	1,996	1,974	2,018	1,974
Provisions and other non-current liabilities	18,734	18,693	17,322	20,312
Non-current financial debt	49,525	51,426	48,995	47,584
Total non-current liabilities	83,602	85,083	80,969	82,599
Current liabilities
Accounts payable	41,438	42,693	38,065	39,288
Other creditors and accrued liabilities	43,108	47,512	36,344	34,672
Current borrowings	13,183	12,582	12,038	14,637
Other current financial liabilities	209	243	388	861
Liabilities directly associated with the assets classified as held for sale	1,268	1,212	5,728	1,758
Total current liabilities	99,206	104,242	92,563	91,216
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 313,761	$ 314,562	$ 291,055	$ 292,817